Litigation, regulatory and similar matters (Tables)	6 Months Ended
Jun. 30, 2022
Entity [Table]
Disclosure of provisions for litigation, regulatory and similar matters [text block]
Provisions for litigation, regulatory

and similar matters by business division

and in Group Functions
1
USD m
Global Wealth
Manage-
ment
Personal &
Corporate
Banking
Asset
Manage-
ment
Investment
Bank
Group
Functions Total
Balance as of 31 December 2021 1,338 181 8 310 962 2,798
Balance as of 31 March 2022 1,309 176 8 307 958 2,758
Increase in provisions recognized in the income statement 129 0 0 101 6 235
Release of provisions recognized in the income statement (7) 0 0 (6) (1) (14)
Provisions used in conformity with designated purpose (80) 0 0 (5) (15) (101)
Foreign currency translation / unwind

of discount
(60) (9) 0 (10) (1) (80)
Balance as of 30 June 2022 1,289 168 8 387 946 2,799
1 Provisions, if

any, for

the matters

described in items

3 and 4

of this Note

are recorded in

Global Wealth

Management, and

provisions, if

any, for

the matters

described in item 2

are recorded in

Group Functions.
Provisions, if any,

for the matters described

in items 1 and 6

of this Note are allocated

between Global Wealth

Management and Personal

& Corporate Banking,

provisions, if any,

for the matters described

in item 5
are allocated between the Investment

Bank and Group Functions,

and provisions, if

any, for the matters

described in item 7 are

allocated between Global

Wealth Management and

Investment Bank.